Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000218791
Shareholder Report [Line Items]
Fund Name	Cabana Target Beta ETF
Trading Symbol	TDSB
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	866-239-9536
Additional Information Website	https://www.cabanaetfs.com/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabana Target Beta ETF	$91	0.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 72,947,809
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 642,886
InvestmentCompanyPortfolioTurnover	200.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$72,947,809
Number of Portfolio Holdings	10
Total Advisory Fee Paid	$642,886
Portfolio Turnover Rate	200%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Specialty	4.9%
Equity	36.4%
Fixed Income	58.8%

Top 10 Holdings (% of net assets)

Janus Henderson AAA CLO ETF	19.5%
Vanguard Mega Cap ETF	15.8%
Vanguard Tax-Exempt Bond Index ETF	14.8%
SPDR Dow Jones Industrial Average ETF	10.3%
iShares 3-7 Year Treasury Bond ETF	9.8%
JPMorgan Ultra-Short Income ETF	9.8%
Vanguard Total Stock Market ETF	5.2%
JPMorgan Equity Premium Income ETF	5.1%
Invesco DB US Dollar Index Bullish Fund	4.9%
Vanguard Short-Term Bond ETF	4.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended April 30, 2025.
C000218792
Shareholder Report [Line Items]
Fund Name	Cabana Target Drawdown 10 ETF
Trading Symbol	TDSC
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	866-239-9536
Additional Information Website	https://www.cabanaetfs.com/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabana Target Drawdown 10 ETF	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 154,282,435
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 1,414,278
InvestmentCompanyPortfolioTurnover	256.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$154,282,435
Number of Portfolio Holdings	11
Total Advisory Fee Paid	$1,414,278
Portfolio Turnover Rate	256%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Money Market Funds	1.2%
Commodity	9.2%
Fixed Income	31.2%
Equity	59.4%

Top 10 Holdings (% of net assets)

Technology Select Sector SPDR Fund	16.0%
iShares Latin America 40 ETF	15.3%
Health Care Select Sector SPDR Fund	15.2%
iShares Short Treasury Bond ETF	14.4%
JPMorgan Nasdaq Equity Premium Income ETF	10.3%
Goldman Sachs Physical Gold ETF	9.2%
Janus Henderson AAA CLO ETF	7.2%
Vanguard Tax-Exempt Bond Index ETF	4.9%
JPMorgan Ultra-Short Income ETF	4.8%
JPMorgan Equity Premium Income ETF	2.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended April 30, 2025.
C000227938
Shareholder Report [Line Items]
Fund Name	Cabana Target Leading Sector Moderate ETF
Trading Symbol	CLSM
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	866-239-9536
Additional Information Website	https://www.cabanaetfs.com/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabana Target Leading Sector Moderate ETF	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jul. 12, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 119,195,954
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,059,326
InvestmentCompanyPortfolioTurnover	401.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$119,195,954
Number of Portfolio Holdings	7
Total Advisory Fee Paid	$1,059,326
Portfolio Turnover Rate	401%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-21.6%
Commodity	9.0%
Fixed Income	14.3%
Money Market Funds	21.8%
Equity	76.5%

Top 10 Holdings (% of net assets)

Technology Select Sector SPDR Fund	31.4%
iShares Latin America 40 ETF	29.9%
Invesco Government & Agency Portfolio, Institutional Class	21.8%
Vanguard Tax-Exempt Bond Index ETF	14.3%
JPMorgan Nasdaq Equity Premium Income ETF	10.1%
Goldman Sachs Physical Gold ETF	9.0%
Invesco Nasdaq 100 ETF	5.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended April 30, 2025.